Capital (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2021	2,785	872,134	42,780,186	0.05
Capital increase (ATM)	143	46,811	2,415,630
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494
Non-cash stock-based compensation expense	-	12,497	-
Transaction costs	-	(2,316)	-
Other movements	-	(27)	-
Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05

Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Transaction costs related to capital increase		(570)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	10		191,658
Non-cash stock-based compensation expense		8,071	-
Other movements		(359,076)	-
Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase	1,401	68,584	25,907,800
Transaction costs related to capital increase		(2,049)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	9		167,433
Non-cash stock-based compensation expense	-	7,086	-
Other movements	-	(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares outstanding as of 01/01/2023	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2023	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2023	Strike price per share in euros
03/24/2015	Stock Options	1,351,904			15,078	1,336,826	1,336,826	1,336,826	38.45
03/27/2015	BSA	130,000			80,000	50,000	50,000	50,000	38.45
05/18/2015	BSA	50,000			50,000	-	-	-	29.58
09/08/2015	BSA	224,200			150,000	74,200	74,200	74,200	28.01
09/08/2015	Stock Options	1,317,300			16,300	1,301,000	1,301,000	1,301,000	27.55
03/14/2016	BSA	147,025			80,350	66,675	66,675	66,675	27.37
03/14/2016	Stock Options	1,264,867			3,531	1,261,336	1,261,336	1,261,336	22.44
10/28/2016	BSA	145,000			77,000	68,000	68,000	68,000	18.68
10/28/2016	Stock Options	1,444,702			4,056	1,440,646	1,440,646	1,440,646	17.90
10/11/2017	BSA	200,000			120,000	80,000	80,000	80,000	24.34
10/11/2017	Stock Options	665,000				665,000	665,000	665,000	22.57
10/08/2018	Stock Options	5,000				5,000	5,000	5,000	24.80
04/24/2019	Stock Options	926,291			7,000	919,291	919,291	919,291	18.25
11/06/2019	Stock Options	30,000				30,000	30,000	30,000	11.06
07/20/2020	Stock Options	17,000				17,000	17,000	13,812	15.12
08/05/2020	Stock Options	134,000			5,000	129,000	129,000	104,811	14.62
09/11/2020	Stock Options	45,000				45,000	45,000	36,562	14.36
10/14/2020	Free shares	188,418		167,433	20,985	-	-	-	22.45
11/05/2020	Stock Options	20,500				20,500	20,500	15,375	14.62
03/04/2021	Stock Options	701,848			17,501	684,347	684,347	470,568	19.44
03/05/2021	Free shares	16,500				16,500	16,500	-	14.44
03/05/2021	Free shares	230,567			12,865	217,702	217,702	-	12.69
04/13/2021	Stock Options	27,465				27,465	27,465	18,596	16.07
05/12/2021	Free shares	2,000				2,000	2,000	-	12.70
05/12/2021	Stock Options	3,500				3,500	3,500	2,187	14.36
05/28/2021	Free shares	141,325			1,300	140,025	140,025	-	12.38
05/28/2021	Stock Options	25,000				25,000	25,000	15,625	12.69
09/30/2021	Free shares	5,525			2,100	3,425	3,425	-	11.22
09/30/2021	Stock Options	14,800			7,850	6,950	6,950	3,909	11.51
10/13/2021	Free shares	4,500				4,500	4,500	-	8.29
10/13/2021	Stock Options	9,000				9,000	9,000	4,500	10.29
11/25/2021	Free shares	2,100				2,100	2,100	-	7.84
11/25/2021	Stock Options	4,500				4,500	4,500	2,250	8.81
03/03/2022	Free shares	243,259			6,197	237,062	237,062		2.74
03/03/2022	Stock Options	666,542				666,542	666,542	228,270	4.41
03/29/2022	Free shares	1,900				1,900	1,900		4.09
03/29/2022	Stock Options	3,400				3,400	3,400	1,487	3.96
05/24/2022	Free shares	40,059			1,950	38,109	38,109		3.27
05/24/2022	Stock Options	37,580				37,580	37,580	12,516	3.48
11/08/2022	Free shares	30,000				30,000	30,000		2.37
11/08/2022	Stock Options	70,000				70,000	70,000	23,100	2.34
12/19/2022	Free shares	2,960				2,960	2,960		1.91
12/19/2022	Stock Options	2,065			-	2,065	2,065	516	2.09
01/24/2023	Free shares	-	340,750		21,645	319,105	319,105		3.09
01/24/2023	Stock Options	-	1,417,321			1,417,321	1,417,321		3.17
03/22/2023	Free shares	-	2,150		-	2,150	2,150		1.87
03/22/2023	Stock Options	-	4,300			4,300	4,300		1.91
05/04/2023	Stock Options	-	358,100		700	357,400	357,400		1.80
06/26/2023	Stock Options	-	55,690		2,500	53,190	53,190		1.74

	Total	10,592,602	2,178,311	167,433	703,908	11,899,572	11,899,572	8,252,058